Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥)	Mar. 31, 2025	Mar. 31, 2024
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 131,881,305,000,000	¥ 128,397,012,000,000
Loans Held for Sale	887,263,000,000	971,514,000,000
Past Due 90 Days and Accruing	10,243,000,000	20,148,000,000
Unearned income, unamortized premiums—net and deferred loan fees—net	(442,790,000,000)	(486,709,000,000)
Total	131,438,515,000,000	127,910,303,000,000
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	312,271,000,000	328,332,000,000
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	350,566,000,000	294,285,000,000
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	662,837,000,000	622,617,000,000
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	130,331,205,000,000	126,802,881,000,000
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,561,780,000,000	12,497,378,000,000
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	3,157,000,000	3,837,000,000
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	32,739,000,000	33,943,000,000
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	10,711,000,000	11,980,000,000
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	43,450,000,000	45,923,000,000
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,518,330,000,000	12,451,455,000,000
Card
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	498,773,000,000	484,850,000,000
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	15,737,000,000	15,790,000,000
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	30,221,000,000	28,388,000,000
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	45,958,000,000	44,178,000,000
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	452,815,000,000	440,672,000,000
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,846,908,000,000	8,805,112,000,000
Loans Held for Sale	0	17,930,000,000
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	228,655,000,000	247,919,000,000
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	252,745,000,000	189,558,000,000
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	481,400,000,000	437,477,000,000
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,365,508,000,000	8,349,705,000,000
Other
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	2,056,692,000,000	1,758,167,000,000
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	21,555,000,000	23,125,000,000
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	28,744,000,000	28,553,000,000
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	50,299,000,000	51,678,000,000
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	2,006,393,000,000	1,706,489,000,000
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	61,669,333,000,000	57,498,290,000,000
Loans Held for Sale	130,854,000,000	112,496,000,000
Past Due 90 Days and Accruing	2,419,000,000	3,004,000,000
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,275,000,000	6,108,000,000
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	6,127,000,000	8,289,000,000
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	15,402,000,000	14,397,000,000
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	61,523,077,000,000	57,371,397,000,000
Foreign
Loans and Leases Receivable Disclosure [Line Items]
Total	56,713,215,000,000	57,430,845,000,000
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	46,247,819,000,000	47,353,215,000,000
Loans Held for Sale	756,409,000,000	841,088,000,000
Past Due 90 Days and Accruing	4,667,000,000	13,307,000,000
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	4,310,000,000	1,447,000,000
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	22,018,000,000	27,517,000,000
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	26,328,000,000	28,964,000,000
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 45,465,082,000,000	¥ 46,483,163,000,000